LEASES - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Summary of Components of Lease Expense
The components of lease expense were as follows:

	Year Ended December 31,
	2023	2022	2021
Operating lease expense
Rent - cost of services (1)	216,711	160,003	78,122
General and administrative expense	941	542	587
Variable lease costs (2)	26,399	21,252	9,337
Total operating lease expense	$244,051	$181,797	$88,046
Finance lease expense
Amortization of right-of-use assets	1,264	1,230	191
Interest on lease liabilities	1,113	546	87
Total financing lease expense	2,377	1,776	278
Total lease expense	$246,428	$183,573	$88,324
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $2,745, $964 and $242 for the years ended December 31, 2023, 2022, and 2021, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s combined/consolidated statements of income.
The following table summarizes supplemental cash flow information related to leases:

	Year Ended December 31,
	2023	2022	2021
Operating cash paid for amounts included in the measurement of operating lease liabilities	$194,925	$143,683	$86,717
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,113	546	87
Financing cash paid for amounts included in the measurement of finance lease liabilities	1,708	2,088	300
Operating lease right-of-use assets obtained in exchange for lease liabilities	805,866	99,843	916,823
Financing lease right-of-use assets obtained in exchange for lease liabilities	5,521	—	34,960
Information relating to the lease term and discount rate is as follows:

	Year Ended December 31,
	2023	2022	2021
Weighted-average remaining lease term (years)
Operating leases	13	13	14
Financing leases	3	1	2
Weighted-average discount rate
Operating leases	5.7%	5.1%	5.1%
Financing leases	7.2%	1.4%	1.4%
The components of lease expense were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease expense
Rent - cost of services (1)	$65,833	$51,456	$129,794	$96,560
General and administrative expense	607	353	1,417	708
Variable lease costs (2)	8,119	6,044	17,033	11,964
Total operating lease expense	$74,559	$57,853	$148,244	$109,232
Finance lease expense
Amortization of right-of-use assets	322	313	645	620
Interest on lease liabilities	736	198	1,476	330
Total financing lease expense	1,058	511	2,121	950
Total Lease Expense	$75,617	$58,364	$150,365	$110,182
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $497 and $620 for the three months ended June 30, 2024 and 2023, respectively, and $1,035 and $1,578 for the six months ended June 30, 2024 and 2023, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s unaudited condensed combined/consolidated statements of (loss) income and comprehensive (loss) income.
The following table summarizes supplemental cash flow information related to leases:

	Six Months Ended June 30,
	2024	2023
Operating cash paid for amounts included in the measurement of operating lease liabilities	$116,026	$88,175
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,476	330
Financing cash paid for amounts included in the measurement of finance lease liabilities	438	1,065
Operating lease right-of-use assets obtained in exchange for lease liabilities	259,201	557,412
Financing lease right-of-use assets obtained in exchange for lease liabilities	—	2,028
Information relating to the lease term and discount rate is as follows:

As of June 30, 2024
Weighted-average remaining lease term (years)
Operating leases	14
Financing leases	2
Weighted-average discount rate
Operating leases	5.8%
Financing leases	7.2%

Summary of Supplemental Cash Flow Related to Leases
The components of lease expense were as follows:

	Year Ended December 31,
	2023	2022	2021
Operating lease expense
Rent - cost of services (1)	216,711	160,003	78,122
General and administrative expense	941	542	587
Variable lease costs (2)	26,399	21,252	9,337
Total operating lease expense	$244,051	$181,797	$88,046
Finance lease expense
Amortization of right-of-use assets	1,264	1,230	191
Interest on lease liabilities	1,113	546	87
Total financing lease expense	2,377	1,776	278
Total lease expense	$246,428	$183,573	$88,324
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $2,745, $964 and $242 for the years ended December 31, 2023, 2022, and 2021, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s combined/consolidated statements of income.
The following table summarizes supplemental cash flow information related to leases:

	Year Ended December 31,
	2023	2022	2021
Operating cash paid for amounts included in the measurement of operating lease liabilities	$194,925	$143,683	$86,717
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,113	546	87
Financing cash paid for amounts included in the measurement of finance lease liabilities	1,708	2,088	300
Operating lease right-of-use assets obtained in exchange for lease liabilities	805,866	99,843	916,823
Financing lease right-of-use assets obtained in exchange for lease liabilities	5,521	—	34,960
Information relating to the lease term and discount rate is as follows:

	Year Ended December 31,
	2023	2022	2021
Weighted-average remaining lease term (years)
Operating leases	13	13	14
Financing leases	3	1	2
Weighted-average discount rate
Operating leases	5.7%	5.1%	5.1%
Financing leases	7.2%	1.4%	1.4%
The components of lease expense were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease expense
Rent - cost of services (1)	$65,833	$51,456	$129,794	$96,560
General and administrative expense	607	353	1,417	708
Variable lease costs (2)	8,119	6,044	17,033	11,964
Total operating lease expense	$74,559	$57,853	$148,244	$109,232
Finance lease expense
Amortization of right-of-use assets	322	313	645	620
Interest on lease liabilities	736	198	1,476	330
Total financing lease expense	1,058	511	2,121	950
Total Lease Expense	$75,617	$58,364	$150,365	$110,182
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $497 and $620 for the three months ended June 30, 2024 and 2023, respectively, and $1,035 and $1,578 for the six months ended June 30, 2024 and 2023, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s unaudited condensed combined/consolidated statements of (loss) income and comprehensive (loss) income.
The following table summarizes supplemental cash flow information related to leases:

	Six Months Ended June 30,
	2024	2023
Operating cash paid for amounts included in the measurement of operating lease liabilities	$116,026	$88,175
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,476	330
Financing cash paid for amounts included in the measurement of finance lease liabilities	438	1,065
Operating lease right-of-use assets obtained in exchange for lease liabilities	259,201	557,412
Financing lease right-of-use assets obtained in exchange for lease liabilities	—	2,028
Information relating to the lease term and discount rate is as follows:

As of June 30, 2024
Weighted-average remaining lease term (years)
Operating leases	14
Financing leases	2
Weighted-average discount rate
Operating leases	5.8%
Financing leases	7.2%

Summary of Operating Lease Maturity
Maturities of lease liabilities as of December 31, 2023 were as follows:

	Finance Leases	Operating Leases	Total
2024	$3,843	$220,272	$224,115
2025	23,560	220,997	244,557
2026	2,241	220,331	222,572
2027	17,995	217,976	235,971
2028	782	219,679	220,461
Thereafter	390	1,900,357	1,900,747
Total lease payments	$48,811	$2,999,612	$3,048,423
Less: present value discount	(7,103)	(928,177)	(935,280)
Present value of lease liabilities	$41,708	$2,071,435	$2,113,143
Maturities of lease liabilities as of June 30, 2024 were as follows:

	Finance Leases	Operating Leases	Total
2024 (remainder)	$1,929	$116,501	$118,430
2025	23,560	232,133	255,693
2026	2,241	231,843	234,084
2027	17,995	229,876	247,871
2028	782	231,979	232,761
2029	391	233,208	233,599
Thereafter	—	1,934,120	1,934,120
Total lease payments	$46,898	$3,209,660	$3,256,558
Less: present value discount	(5,627)	(1,027,797)	(1,033,424)
Present value of lease liabilities	$41,271	$2,181,863	$2,223,134

Summary of Finance Lease Maturity
Maturities of lease liabilities as of December 31, 2023 were as follows:

	Finance Leases	Operating Leases	Total
2024	$3,843	$220,272	$224,115
2025	23,560	220,997	244,557
2026	2,241	220,331	222,572
2027	17,995	217,976	235,971
2028	782	219,679	220,461
Thereafter	390	1,900,357	1,900,747
Total lease payments	$48,811	$2,999,612	$3,048,423
Less: present value discount	(7,103)	(928,177)	(935,280)
Present value of lease liabilities	$41,708	$2,071,435	$2,113,143
Maturities of lease liabilities as of June 30, 2024 were as follows:

	Finance Leases	Operating Leases	Total
2024 (remainder)	$1,929	$116,501	$118,430
2025	23,560	232,133	255,693
2026	2,241	231,843	234,084
2027	17,995	229,876	247,871
2028	782	231,979	232,761
2029	391	233,208	233,599
Thereafter	—	1,934,120	1,934,120
Total lease payments	$46,898	$3,209,660	$3,256,558
Less: present value discount	(5,627)	(1,027,797)	(1,033,424)
Present value of lease liabilities	$41,271	$2,181,863	$2,223,134